UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment  [  ]; Amendment Number: ______
This Amendment (Check only one.):  [  ] is a restatement.
		                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	  Alpine Securities USVI, LLC
Address:  6100 Red Hook
	  Quarter #2, Suite A3-1
	  St. Thomas, VI 00802

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Andrew Park
Title:	Chief Operating Officer
Phone:  646-961-3213


Signature, Place, and Date of Signing:

  (s) Andrew Park       St. Thomas, US Virgin Islands       8/15/2012
-------------------  ----------------------------------	  -------------
    [Signature]     	     [City, State]		     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
    report, and all holdings are reported by other 	reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total: $18,452
				       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

					NONE


                                                          VALUE              SH/  PUT/INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS  CUSIP/SEDOL ($000's)   AMOUNT   PRN  CALLDISCRETION  MANAGER  SOLE SHARED NONE
-------------------------------------------------------  --------  --------------------------------------------------------

CERNER CORP                        COM        156782104    4247     50000    SH          SOLE             50000
ISHARES TR INDEX              RUSSELL 2000    464287655    3512     51800    SH          SOLE             51800
DIREXION SHS ETF TR          DLY R/E BEAR3X   25459W748    3113     349422   SH          SOLE             349422
DRYSHIPS INC                       SHS       Y2109Q 10 1   3077     526869   SH          SOLE             526869
BARCLAYS BK PLC              IPATH SHRT ETN   06740C527    2451     116668   SH          SOLE             116668
SIGNATURE BK NEW YORK N Y          COM        82669G104     877     50100    SH          SOLE             50100
GERON CORP                         COM        374163103     710     125000   SH          SOLE             125000
AIXTRON AKTIENGESELLSCHAFT    SPONSORED ADR   009606104     393      5336    SH          SOLE              5336
NABI BIOPHARMACEUTICALS            COM        629519109     73      13198    SH          SOLE             13198

